UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3562

HIGH YIELD VARIABLE ACCOUNT

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS.

Compass

*PROFESSIONALLY MANAGED COMBINATION
FIXED/VARIABLE ANNUITIES
FOR PERSONAL INVESTMENTS AND
QUALIFIED RETIREMENT PLANS*

QUARTERLY PORTFOLIO HOLDINGS • September 30, 2009

High Yield Variable Account

*Issued by
Sun Life Assurance Company of Canada (U.S),
A Wholly Owned Subsidiary of
Sun Life of Canada (U.S.) Holdings, Inc.*

PORTFOLIO OF INVESTMENTS    9/30/09 (Unaudited)

High Yield Variable Account

Issuer	Shares/Par		Value ($)
BONDS - 87.0%
Aerospace - 1.5%
Bombardier, Inc., 6.3%, 2014 (n)		$100,000	$96,500
Hawker Beechcraft Acquisition Co. LLC, 8.5%, 2015		193,000	137,030
Spirit AeroSystems Holdings, Inc., 7.5%, 2017 (z)		55,000	54,725
Vought Aircraft Industries, Inc., 8%, 2011		315,000	311,850

			$600,105

Airlines - 1.8%
American Airlines Pass-Through Trust, 6.817%, 2011		$115,000	$105,800
American Airlines, Inc., 10.375%, 2019		80,000	87,200
AMR Corp., 7.858%, 2011		125,000	124,844
Continental Airlines, Inc., 7.339%, 2014		281,000	245,807
Continental Airlines, Inc., 6.9%, 2018		42,410	37,321
Continental Airlines, Inc., 6.748%, 2018		30,471	26,205
Delta Air Lines, Inc., 7.111%, 2013		120,000	117,000

			$744,177

Apparel Manufacturers - 0.2%
Levi Strauss & Co., 9.75%, 2015		$80,000	$83,200

Asset Backed & Securitized - 3.9%
ARCap REIT, Inc., CDO, “H”, 6.088%, 2045 (z)		$165,567	$14,901
Banc of America Commercial Mortgage, Inc., 5.772%, 2051		315,434	213,463
Banc of America Commercial Mortgage, Inc., FRN, 6.002%, 2051		71,823	51,559
Citigroup Commercial Mortgage Trust, FRN, 5.888%, 2049		148,212	35,008
Credit Suisse Mortgage Capital Certificate, 5.343%, 2039		70,665	47,385
Crest Ltd., CDO, 7%, 2040		154,000	11,550
CWCapital LLC, 5.223%, 2048		45,000	37,177
First Union National Bank Commercial Mortgage Trust, 6.75%, 2032		165,000	105,323
JPMorgan Chase Commercial Mortgage Securities Corp., 5.44%, 2045		224,410	167,655
JPMorgan Chase Commercial Mortgage Securities Corp., 5.466%, 2047		145,361	99,387
JPMorgan Chase Commercial Mortgage Securities Corp., 5.42%, 2049		255,000	214,952
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.26%, 2051		110,000	33,788
Merrill Lynch Mortgage Trust, FRN, 6.022%, 2050		110,000	33,412
Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.204%, 2049		242,759	179,217
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.81%, 2050		160,000	124,563
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.902%, 2050		62,000	42,822
Wachovia Bank Commercial Mortgage Trust, FRN, 5.942%, 2047		87,180	19,850
Wachovia Bank Commercial Mortgage Trust, FRN, 6.099%, 2051		240,129	157,976
Wachovia Credit, CDO, FRN, 1.635%, 2026 (z)		250,000	10,000

			$1,599,988

Automotive - 3.3%
Accuride Corp., 8.5%, 2015 (d)		$100,000	$58,000
Allison Transmission, Inc., 11%, 2015 (n)		230,000	225,400
FCE Bank PLC, 7.125%, 2012	EUR	200,000	278,036
Ford Motor Credit Co. LLC, 9.75%, 2010		$140,000	143,064
Ford Motor Credit Co. LLC, 12%, 2015		359,000	395,591
Goodyear Tire & Rubber Co., 9%, 2015		195,000	202,313
Goodyear Tire & Rubber Co., 10.5%, 2016		30,000	32,550

			$1,334,954

Broadcasting - 4.2%
Allbritton Communications Co., 7.75%, 2012		$298,000	$280,120
Bonten Media Acquisition Co., 9.75%, 2015 (p)(z)		141,581	41,613
CanWest MediaWorks LP, 9.25%, 2015 (d)(n)		160,000	16,000
Clear Channel Communications, Inc., 10.75%, 2016		75,000	40,875
Intelsat Jackson Holdings Ltd., 9.5%, 2016		235,000	246,750
Lamar Media Corp., 6.625%, 2015		120,000	111,600
Lamar Media Corp., “C”, 6.625%, 2015		145,000	132,675
LBI Media, Inc., 8.5%, 2017 (z)		100,000	62,500
LIN TV Corp., 6.5%, 2013		195,000	176,475
Local TV Finance LLC, 10%, 2015 (p)(z)		252,000	77,980
Newport Television LLC, 13%, 2017 (n)(p)		229,187	77,319
Nexstar Broadcasting Group, Inc., 0.5% to 2011, 7% to 2014 (n)(p)		201,484	100,524
Nexstar Broadcasting Group, Inc., 7%, 2014		67,000	33,500
Univision Communications, Inc., 12%, 2014 (n)		65,000	69,875
Univision Communications, Inc., 9.75%, 2015 (n)(p)		321,012	245,307

PORTFOLIO OF INVESTMENTS    9/30/09 (Unaudited) - continued

High Yield Variable Account

Issuer	Shares/Par	Value ($)
BONDS - continued
Broadcasting - continued
Young Broadcasting, Inc., 8.75%, 2014 (d)	$80,000	$100

		$1,713,213

Brokerage & Asset Managers - 0.8%
Janus Capital Group, Inc., 6.95%, 2017	$220,000	$209,349
Nuveen Investments, Inc., 10.5%, 2015 (n)	150,000	129,750

		$339,099

Building - 2.0%
Associated Materials, Inc., 9.75%, 2012	$95,000	$93,338
Associated Materials, Inc., 11.25%, 2014	120,000	90,600
Building Materials Corp. of America, 7.75%, 2014	140,000	134,750
Nortek, Inc., 10%, 2013	170,000	173,400
Nortek, Inc., 8.5%, 2014 (d)	95,000	65,550
Owens Corning, 9%, 2019	125,000	134,251
Ply Gem Industries, Inc., 11.75%, 2013	125,000	110,000
USG Corp., 9.75%, 2014 (n)	20,000	20,900

		$822,789

Business Services - 2.4%
First Data Corp., 9.875%, 2015	$310,000	$286,363
First Data Corp., 11.25%, 2016	45,000	38,700
Iron Mountain, Inc., 6.625%, 2016	145,000	139,925
Iron Mountain, Inc., 8.375%, 2021	70,000	72,100
SunGard Data Systems, Inc., 9.125%, 2013	120,000	121,200
SunGard Data Systems, Inc., 10.25%, 2015	261,000	266,220
Terremark Worldwide, Inc., 12%, 2017 (n)	45,000	49,050

		$973,558

Cable TV - 4.5%
CCO Holdings LLC, 8.75%, 2013	$335,000	$340,025
Charter Communications, Inc., 8.375%, 2014 (n)	115,000	117,300
Charter Communications, Inc., 10.87%, 2014 (n)	135,000	146,138
CSC Holdings, Inc., 6.75%, 2012	285,000	293,550
CSC Holdings, Inc., 8.5%, 2014 (n)	190,000	199,500
DIRECTV Holdings LLC, 7.625%, 2016	240,000	256,800
Mediacom LLC, 9.125%, 2019 (n)	65,000	66,788
Videotron LTEE, 6.875%, 2014	85,000	84,150
Virgin Media Finance PLC, 9.125%, 2016	228,000	234,270
Virgin Media Finance PLC, 9.5%, 2016	100,000	105,250

		$1,843,771

Chemicals - 2.3%
Dow Chemical Co., 8.55%, 2019	$120,000	$134,898
Huntsman International LLC, 5.5%, 2016 (z)	30,000	25,500
Innophos Holdings, Inc., 8.875%, 2014	205,000	207,050
KI Holdings, Inc., 0% to 2009, 9.875% to 2014	278,000	278,695
Momentive Performance Materials, Inc., 12.5%, 2014 (n)	108,000	111,780
Momentive Performance Materials, Inc., 11.5%, 2016	130,000	85,800
Nalco Co., 8.875%, 2013	105,000	107,888

		$951,611

Construction - 0.2%
Lennar Corp., 12.25%, 2017	$65,000	$79,300

Consumer Products - 0.8%
ACCO Brands Corp., 10.625%, 2015 (z)	$15,000	$15,675
ACCO Brands Corp., 7.625%, 2015	60,000	49,800
Jarden Corp., 7.5%, 2017	150,000	145,875
Visant Holding Corp., 8.75%, 2013	95,000	96,663

		$308,013

Consumer Services - 2.5%
Corrections Corp. of America, 6.25%, 2013	$120,000	$118,200
GEO Group, Inc., 8.25%, 2013	170,000	171,700
KAR Holdings, Inc., 10%, 2015	155,000	155,775
KAR Holdings, Inc., FRN, 4.483%, 2014	85,000	76,500
Service Corp. International, 7.375%, 2014	110,000	110,825
Service Corp. International, 7%, 2017	190,000	185,250
Ticketmaster Entertainment, Inc., 10.75%, 2016	190,000	194,750

		$1,013,000

Containers - 1.5%
Crown Americas LLC, 7.625%, 2013	$150,000	$151,500
Graham Packaging Holdings Co., 9.875%, 2014	220,000	226,050
Greif, Inc., 6.75%, 2017	165,000	160,050
Owens-Brockway Glass Container, Inc., 8.25%, 2013	95,000	97,138

		$634,738

Defense Electronics - 0.6%
L-3 Communications Corp., 6.125%, 2014	$235,000	$236,763

Electronics - 1.0%
Avago Technologies Ltd., 11.875%, 2015	$115,000	$125,350
Flextronics International Ltd., 6.25%, 2014	49,000	47,163
Freescale Semiconductor, Inc., 8.875%, 2014	160,000	122,400
Jabil Circuit, Inc., 7.75%, 2016	120,000	121,800

		$416,713

PORTFOLIO OF INVESTMENTS    9/30/09 (Unaudited) - continued

High Yield Variable Account

Issuer	Shares/Par	Value ($)
BONDS - continued
Emerging Market Sovereign - 0.1%
Republic of Argentina, FRN, 0.943%, 2012	$57,263	$46,175

Energy - Independent - 6.7%
Chaparral Energy, Inc., 8.875%, 2017	$170,000	$136,850
Chesapeake Energy Corp., 7%, 2014	87,000	84,173
Chesapeake Energy Corp., 9.5%, 2015	20,000	21,050
Chesapeake Energy Corp., 6.375%, 2015	315,000	292,556
Forest Oil Corp., 8.5%, 2014 (n)	30,000	30,225
Forest Oil Corp., 7.25%, 2019	190,000	177,650
Hilcorp Energy I LP, 9%, 2016 (n)	225,000	223,313
Mariner Energy, Inc., 8%, 2017	130,000	118,950
McMoRan Exploration Co., 11.875%, 2014	75,000	75,000
Newfield Exploration Co., 6.625%, 2014	125,000	122,813
OPTI Canada, Inc., 8.25%, 2014	140,000	108,500
Penn Virginia Corp., 10.375%, 2016	225,000	243,000
Petrohawk Energy Corp., 10.5%, 2014 (n)	65,000	69,875
Plains Exploration & Production Co., 7%, 2017	290,000	276,225
Quicksilver Resources, Inc., 8.25%, 2015	110,000	107,250
Quicksilver Resources, Inc., 7.125%, 2016	190,000	164,825
Range Resources Corp., 8%, 2019	185,000	189,625
SandRidge Energy, Inc., 9.875%, 2016 (n)	45,000	46,913
SandRidge Energy, Inc., 8%, 2018 (n)	260,000	250,250

		$2,739,043

Entertainment - 0.8%
AMC Entertainment, Inc., 11%, 2016	$150,000	$159,750
AMC Entertainment, Inc., 8.75%, 2019	120,000	123,900
Cinemark USA, Inc., 8.625%, 2019 (n)	45,000	46,519

		$330,169

Financial Institutions - 2.3%
GMAC LLC, 6.875%, 2011 (n)	$381,000	$360,045
GMAC LLC, 7%, 2012 (n)	90,000	83,700
GMAC LLC, 6.75%, 2014 (n)	285,000	242,250
GMAC LLC, 8%, 2031 (n)	150,000	120,750
International Lease Finance Corp., 5.625%, 2013	150,000	118,500

		$925,245

Food & Beverages - 2.0%
ARAMARK Corp., 8.5%, 2015	$115,000	$116,006
B&G Foods, Inc., 8%, 2011	175,000	177,188
Dean Foods Co., 7%, 2016	155,000	147,638
Del Monte Corp., 6.75%, 2015	185,000	182,688
Michael Foods, Inc., 8%, 2013	175,000	177,625

		$801,145

Forest & Paper Products - 1.8%
Buckeye Technologies, Inc., 8.5%, 2013	$180,000	$184,500
Georgia-Pacific Corp., 7.125%, 2017 (n)	65,000	63,538
Georgia-Pacific Corp., 8%, 2024	75,000	74,250
Graphic Packaging International Corp., 9.5%, 2013	120,000	123,600
Jefferson Smurfit Corp., 8.25%, 2012 (d)	95,000	67,688
JSG Funding PLC, 7.75%, 2015	30,000	26,400
Millar Western Forest Products Ltd., 7.75%, 2013	245,000	169,969
Smurfit-Stone Container Corp., 8%, 2017 (d)	54,000	38,340

		$748,285

Gaming & Lodging - 5.7%
Ameristar Casinos, Inc., 9.25%, 2014 (n)	$65,000	$67,438
Boyd Gaming Corp., 6.75%, 2014	235,000	210,325
Firekeepers Development Authority, 13.875%, 2015 (n)	75,000	79,688
Fontainebleau Las Vegas Holdings LLC, 10.25%, 2015 (d)(n)	180,000	4,950
Harrah’s Operating Co., Inc., 11.25%, 2017 (n)	100,000	102,750
Harrah’s Operating Co., Inc., 10%, 2018 (n)	308,000	244,860
Harrah’s Operating Co., Inc., 10%, 2018 (n)	55,000	43,725
Host Hotels & Resorts, Inc., 7.125%, 2013	70,000	69,125
Host Hotels & Resorts, Inc., 6.75%, 2016	110,000	104,500
Host Hotels & Resorts, Inc., 9%, 2017 (n)	30,000	31,800
MGM Mirage, 6.75%, 2013	5,000	4,181
MGM Mirage, 10.375%, 2014 (n)	20,000	21,350
MGM Mirage, 7.5%, 2016	225,000	174,375
MGM Mirage, 11.125%, 2017 (n)	60,000	65,550
MGM Mirage, 11.375%, 2018 (z)	125,000	117,500
Penn National Gaming, Inc., 8.75%, 2019 (n)	20,000	20,050
Pinnacle Entertainment, Inc., 7.5%, 2015	390,000	345,150
Royal Caribbean Cruises Ltd., 7%, 2013	105,000	100,013
Royal Caribbean Cruises Ltd., 11.875%, 2015	90,000	101,250
Starwood Hotels & Resorts Worldwide, Inc., 7.875%, 2012	50,000	51,875
Starwood Hotels & Resorts Worldwide, Inc., 6.75%, 2018	65,000	61,344
Station Casinos, Inc., 6%, 2012 (d)	200,000	59,000
Station Casinos, Inc., 6.5%, 2014 (d)	330,000	11,550

PORTFOLIO OF INVESTMENTS    9/30/09 (Unaudited) - continued

High Yield Variable Account

Issuer	Shares/Par		Value ($)
BONDS - continued
Gaming & Lodging - continued
Station Casinos, Inc., 6.875%, 2016 (d)		$380,000	$13,300
Station Casinos, Inc., 7.75%, 2016 (d)		70,000	21,000
Wyndham Worldwide Corp., 6%, 2016		225,000	202,572

			$2,329,221

Industrial - 1.0%
Baldor Electric Co., 8.625%, 2017		$145,000	$147,175
JohnsonDiversey, Inc., 9.625%, 2012	EUR	70,000	99,874
JohnsonDiversey, Inc., “B”, 9.625%, 2012		$150,000	152,250

			$399,299

Insurance - Property & Casualty - 0.5%
Liberty Mutual Group, Inc., 10.75%, 2058 (z)		$60,000	$57,000
USI Holdings Corp., 9.75%, 2015 (z)		160,000	141,800

			$198,800

Machinery & Tools - 0.7%
Case New Holland, Inc., 7.125%, 2014		$130,000	$127,400
Rental Service Corp., 9.5%, 2014		160,000	154,400

			$281,800

Major Banks - 1.3%
Bank of America Corp., 8% to 2018, FRN to 2049		$290,000	$257,839
JPMorgan Chase & Co., 7.9% to 2018, FRN to 2049		305,000	292,852

			$550,691

Medical & Health Technology & Services - 6.3%
Biomet, Inc., 10%, 2017		$170,000	$181,050
Community Health Systems, Inc., 8.875%, 2015		340,000	348,500
Cooper Cos., Inc., 7.125%, 2015		130,000	126,100
DaVita, Inc., 6.625%, 2013		74,000	73,260
DaVita, Inc., 7.25%, 2015		105,000	103,950
Fresenius Medical Care AG & Co. KGaA, 9%, 2015 (n)		125,000	136,250
HCA, Inc., 6.375%, 2015		275,000	244,750
HCA, Inc., 9.25%, 2016		485,000	501,369
HCA, Inc., 8.5%, 2019 (n)		105,000	109,725
Psychiatric Solutions, Inc., 7.75%, 2015		150,000	144,750
Psychiatric Solutions, Inc., 7.75%, 2015 (n)		50,000	47,000
U.S. Oncology, Inc., 10.75%, 2014		175,000	182,875
Universal Hospital Services, Inc., 8.5%, 2015 (p)		155,000	151,900
Universal Hospital Services, Inc., FRN, 4.635%, 2015		45,000	38,138
VWR Funding, Inc., 11.25%, 2015 (p)		195,000	173,063

			$2,562,680

Metals & Mining - 2.8%
Arch Coal, Inc., 8.75%, 2016 (n)		$75,000	$77,250
Arch Western Finance LLC, 6.75%, 2013		175,000	172,156
FMG Finance Ltd., 10.625%, 2016 (n)		175,000	193,813
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 2017		310,000	329,763
Freeport-McMoRan Copper & Gold, Inc., FRN, 4.995%, 2015		85,000	85,173
Peabody Energy Corp., 5.875%, 2016		80,000	76,200
Peabody Energy Corp., 7.375%, 2016		200,000	202,000

			$1,136,355

Natural Gas - Distribution - 1.0%
AmeriGas Partners LP, 7.125%, 2016		$180,000	$172,800
Inergy LP, 6.875%, 2014		235,000	224,425

			$397,225

Natural Gas - Pipeline - 2.1%
Atlas Pipeline Partners LP, 8.125%, 2015		$160,000	$128,800
Atlas Pipeline Partners LP, 8.75%, 2018		140,000	112,000
Deutsche Bank (El Paso Performance-Linked Trust, CLN), 7.75%, 2011 (n)		185,000	188,982
El Paso Corp., 7.25%, 2018		140,000	137,702
MarkWest Energy Partners LP, 6.875%, 2014 (n)		120,000	112,200
MarkWest Energy Partners LP, 8.75%, 2018		30,000	29,850
Williams Partners LP, 7.25%, 2017		155,000	152,320

			$861,854

Network & Telecom - 3.5%
Cincinnati Bell, Inc., 8.375%, 2014		$265,000	$266,325
Citizens Communications Co., 9.25%, 2011		160,000	174,400
Nordic Telephone Co. Holdings, 8.875%, 2016 (n)		205,000	212,175
Qwest Communications International, Inc., 7.25%, 2011		175,000	175,000
Qwest Communications International, Inc., 8%, 2015 (z)		55,000	54,931
Qwest Corp., 7.875%, 2011		95,000	97,969
Qwest Corp., 8.875%, 2012		170,000	178,925
Qwest Corp., 8.375%, 2016 (n)		61,000	63,135
Windstream Corp., 8.625%, 2016		185,000	189,163

			$1,412,023

Oil Services - 0.0%
Basic Energy Services, Inc., 7.125%, 2016		$10,000	$7,850

Oils - 0.2%
Petroplus Holdings AG, 9.375%, 2019 (z)		$100,000	$98,500

PORTFOLIO OF INVESTMENTS    9/30/09 (Unaudited) - continued

High Yield Variable Account

Issuer	Shares/Par	Value ($)
BONDS - continued
Precious Metals & Minerals - 0.6%
Teck Resources Ltd., 9.75%, 2014	$60,000	$66,000
Teck Resources Ltd., 10.25%, 2016	35,000	39,550
Teck Resources Ltd., 10.75%, 2019	120,000	139,500

		$245,050

Printing & Publishing - 1.2%
American Media Operations, Inc., 9%, 2013 (p)(z)	$12,648	$7,418
American Media Operations, Inc., 14%, 2013 (p)(z)	132,057	74,627
Dex Media West LLC, 9.875%, 2013 (d)	150,000	27,000
Idearc, Inc., 8%, 2016 (d)	193,000	8,685
Nielsen Finance LLC, 10%, 2014	220,000	221,100
Nielsen Finance LLC, 11.5%, 2016	100,000	105,000
Nielsen Finance LLC, 0% to 2011, 12.5% to 2016	28,000	22,050
Tribune Co., 5.25%, 2015 (d)	130,000	9,100

		$474,980

Railroad & Shipping - 0.2%
Kansas City Southern Railway, 8%, 2015	$80,000	$81,600

Real Estate - 0.1%
CB Richard Ellis Group, Inc., 11.625%, 2017 (n)	$45,000	$48,600

Retailers - 2.4%
Couche-Tard, Inc., 7.5%, 2013	$55,000	$55,619
Dollar General Corp., 11.875%, 2017 (p)	90,000	101,250
Limited Brands, Inc., 5.25%, 2014	120,000	111,328
Macy’s Retail Holdings, Inc., 5.35%, 2012	55,000	53,536
Macy’s Retail Holdings, Inc., 5.75%, 2014	175,000	164,421
Neiman Marcus Group, Inc., 10.375%, 2015	155,000	132,525
Sally Beauty Holdings, Inc., 10.5%, 2016	145,000	151,163
Toys “R” Us, Inc., 10.75%, 2017 (n)	215,000	231,125

		$1,000,967

Specialty Chemicals - 0.5%
Ashland, Inc., 9.125%, 2017 (n)	$175,000	$187,250

Specialty Stores - 0.4%
Payless ShoeSource, Inc., 8.25%, 2013	$160,000	$156,800

Supermarkets - 0.2%
SUPERVALU, Inc., 8%, 2016	$85,000	$87,975

Telecommunications - Wireless - 3.3%
Cricket Communications, Inc., 7.75%, 2016 (n)	$95,000	$96,425
Crown Castle International Corp., 9%, 2015	115,000	120,463
Crown Castle International Corp., 7.75%, 2017 (n)	60,000	62,100
MetroPCS Wireless, Inc., 9.25%, 2014	115,000	117,588
Nextel Communications, Inc., 6.875%, 2013	125,000	115,938
NII Holdings, Inc., 10%, 2016 (n)	45,000	46,800
SBA Communications Corp., 8%, 2016 (n)	40,000	40,900
SBA Communications Corp., 8.25%, 2019 (n)	35,000	36,050
Sprint Nextel Corp., 8.375%, 2012	200,000	206,500
Sprint Nextel Corp., 8.375%, 2017	100,000	99,500
Sprint Nextel Corp., 8.75%, 2032	155,000	146,475
Wind Acquisition Finance S.A., 10.75%, 2015 (n)	250,000	275,000

		$1,363,739

Telephone Services - 0.5%
Frontier Communications Corp., 8.25%, 2014	$115,000	$118,450
Frontier Communications Corp., 8.125%, 2018	80,000	80,500

		$198,950

Tobacco - 0.2%
Alliance One International, Inc., 10%, 2016 (n)	$85,000	$87,763

Transportation - Services - 0.6%
Commercial Barge Line Co., 12.5%, 2017 (n)	$70,000	$72,800
Hertz Corp., 8.875%, 2014	175,000	176,750

		$249,550

Utilities - Electric Power - 4.5%
AES Corp., 8%, 2017	$285,000	$286,781
Calpine Corp., 8%, 2016 (n)	130,000	133,250
Dynegy Holdings, Inc., 7.5%, 2015	125,000	115,625
Dynegy Holdings, Inc., 7.75%, 2019	75,000	63,938
Edison Mission Energy, 7%, 2017	190,000	158,650
Mirant North America LLC, 7.375%, 2013	105,000	104,475
NRG Energy, Inc., 7.375%, 2016	510,000	493,425
RRI Energy, Inc., 7.875%, 2017	115,000	112,269
Texas Competitive Electric Holdings LLC, 10.25%, 2015	490,000	352,800

		$1,821,213

Total Bonds		$35,525,789

FLOATING RATE LOANS (g)(r) - 6.3%
Aerospace - 0.7%
Hawker Beechcraft Acquisition Co. LLC, Letter of Credit, 2.28%, 2014	$15,516	$11,792

PORTFOLIO OF INVESTMENTS    9/30/09 (Unaudited) - continued

High Yield Variable Account

Issuer	Shares/Par	Value ($)
FLOATING RATE LOANS(g)(r) - continued
Aerospace - continued
Hawker Beechcraft Acquisition Co. LLC, Term Loan, 2.25%, 2014	$339,564	$258,068

		$269,860

Automotive - 1.2%
Accuride Corp., Term Loan, 10%, 2012	$23,379	$22,561
Federal-Mogul Corp., Term Loan B, 2.19%, 2014	185,532	141,468
Ford Motor Co., Term Loan, 3.49%, 2013	353,572	313,101
Mark IV Industries, Inc., Second Lien Term Loan, 9.85%, 2011 (d)	167,460	2,931

		$480,061

Broadcasting - 0.5%
Gray Television, Inc., Term Loan, 7.11%, 2014	$88,308	$71,750
Local TV Finance LLC, Term Loan B, 2.25%, 2013	11,846	9,259
Young Broadcasting, Inc., Incremental Term Loan, 4.75%, 2012 (d)	66,825	35,083
Young Broadcasting, Inc., Term Loan, 4.75%, 2012 (d)	181,154	95,106

		$211,198

Building - 0.1%
Building Materials Holding Corp., Term Loan, 3%, 2014	$25,918	$23,571

Business Services - 0.3%
First Data Corp., Term Loan B-1, 2.99%, 2014	$142,674	$122,819

Cable TV - 0.3%
Charter Communications Operating LLC, Term Loan, 4.34%, 2014	$116,384	$110,856

Electronics - 0.1%
Freescale Semiconductor, Inc., Term Loan B, 2.01%, 2013	$74,011	$59,162

Gaming & Lodging - 0.6%
Green Valley Ranch Gaming LLC, Second Lien Term Loan, 3.54%, 2014	$248,868	$62,217
MGM Mirage, Term Loan B, 2011 (o)	116,863	107,186
Motorcity Casino, Term Loan B, 2012 (o)	85,372	79,609

		$249,012

Printing & Publishing - 0.3%
Tribune Co., Incremental Term Loan B, 5.25%, 2014 (d)	$285,110	$135,606

Retailers - 0.1%
Toys “R” Us, Inc., Term Loan B, 4.49%, 2012	$58,478	$56,038

Specialty Chemicals - 0.6%
LyondellBasell, DIP Term Loan, 1%, 2009 (q)	$29,252	$30,408
LyondellBasell, DIP Term Loan B-3, 5.79%, 2014	29,209	28,333
LyondellBasell, Dutch Tranche Revolving Credit Loan, 3.74%, 2014 (o)	5,028	3,250
LyondellBasell, Dutch Tranche Term Loan, 3.76%, 2014 (o)	11,531	7,502
LyondellBasell, German Tranche Term Loan B-1, 3.99%, 2014 (o)	14,436	9,332
LyondellBasell, German Tranche Term Loan B-2, 3.99%, 2014 (o)	14,435	9,331
LyondellBasell, German Tranche Term Loan B-3, 3.99%, 2014 (o)	14,436	9,332
LyondellBasell, U.S. Tranche Revolving Credit Loan, 3.74%, 2014 (o)	18,856	12,189
LyondellBasell, U.S. Tranche Term Loan, 3.74%, 2014 (o)	35,926	23,224
LyondellBasell, U.S. Tranche Term Loan B-1, 7%, 2014 (o)	62,640	40,967
LyondellBasell, U.S. Tranche Term Loan B-2, 7%, 2014 (o)	62,640	40,493
LyondellBasell, U.S. Tranche Term Loan B-3, 7%, 2014 (o)	62,640	40,493

		$254,854

Specialty Stores - 0.4%
Michaels Stores, Inc., Term Loan B, 8%, 2013	$181,535	$161,945

Utilities - Electric Power - 1.1%
Calpine Corp., Term Loan, 3.16%, 2014	$157,732	$143,437
Texas Competitive Electric Holdings Co. LLC, Term Loan B-3, 6.53%, 2014	402,381	315,970

		$459,407

Total Floating Rate Loans		$2,594,389

COMMON STOCKS - 1.0%
Automotive - 0.0%
Oxford Automotive, Inc. (a)	53	$0

Cable TV - 0.5%
Cablevision Systems Corp., “A”	2,100	$49,875
Comcast Corp., “A”	7,600	128,364
Time Warner Cable, Inc.	933	40,203

		$218,442

Energy - Integrated - 0.1%
Chevron Corp.	500	$35,215

Gaming & Lodging - 0.2%
Ameristar Casinos, Inc.	1,600	$25,248
Pinnacle Entertainment, Inc. (a)	5,400	55,026

		$80,274

Printing & Publishing - 0.0%
American Media, Inc. (a)	2,421	$3,244

PORTFOLIO OF INVESTMENTS    9/30/09 (Unaudited) - continued

High Yield Variable Account

Issuer			Shares/Par	Value ($)
COMMON STOCKS - continued
Printing & Publishing - continued
Golden Books Family Entertainment, Inc. (a)			21,250	$0
World Color Press, Inc. (a)			666	6,394

				$9,638

Telephone Services - 0.2%
Windstream Corp.			7,600	$76,988

Total Common Stocks				$420,557

PREFERRED STOCKS - 0.6%
Financial Institutions - 0.1%
Preferred Blocker, Inc., 7% (z)			95	$55,245

Major Banks - 0.5%
Bank of America Corp., 8.625%			7,625	$180,484

Total Preferred Stocks				$235,729

MONEY MARKET FUNDS (v) - 2.5%
MFS Institutional Money Market Portfolio, 0.16%, at Net Asset Value			1,011,346	$1,011,346

WARRANTS - 0.0%

	Strike Price	First Exercise
Printing & Publishing - 0.0%
World Color Press, Inc., (1 share for 1 warrant) (a)	$13.00	8/26/09	377	$773
World Color Press, Inc., (1 share for 1 warrant) (a)	$16.30	8/26/09	377	$1,150

Total Warrants				$1,923

Total Investments				$39,789,733

OTHER ASSETS, LESS LIABILITIES - 2.6%				1,053,827

NET ASSETS - 100.0%				$40,843,560

(a)	Non-income producing security.
(d)	Non-income producing security - in default.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $6,350,263 representing 15.6% of net assets.
(o)	All or a portion of this position has not settled. Upon settlement date, interest rates for unsettled amounts will be determined. The rate shown represents the weighted average coupon rate for settled amounts.
(p)	Payment-in-kind security.
(q)	All or a portion of this position represents an unfunded loan commitment. The rate shown represents a weighted average coupon rate on the full position, including the unfunded loan commitment which has no current coupon rate.
(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The variable account holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
ACCO Brands Corp., 10.625%, 2015	9/21/09	$14,775	$15,675
ARCap REIT, Inc., CDO, “H”, 6.088%, 2045	9/21/04	147,172	14,901
American Media Operations, Inc., 9%, 2013	1/29/09	8,220	7,418
American Media Operations, Inc., 14%, 2013	1/29/09	72,634	74,627
Bonten Media Acquisition Co., 9.75%, 2015	5/22/07	141,956	41,613
Huntsman International LLC, 5.5%, 2016	9/09/09	24,030	25,500
LBI Media, Inc., 8.5%, 2017	7/18/07	98,350	62,500
Liberty Mutual Group, Inc., 10.75%, 2058	9/17/09	58,200	57,000
Local TV Finance LLC, 10%, 2015	11/09/07 - 9/08/08	243,171	77,980
MGM Mirage, 11.375%, 2018	9/17/09	121,751	117,500
Petroplus Holdings AG, 9.375%, 2019	9/09/09	98,419	98,500
Preferred Blocker, Inc., 7% (Preferred Stock), 0	12/26/08	73,150	55,245
Qwest Communications International, Inc., 8%, 2015	9/14/09	54,039	54,931
Spirit AeroSystems Holdings, Inc., 7.5%, 2017	9/24/09	53,793	54,725

PORTFOLIO OF INVESTMENTS    9/30/09 (Unaudited) - continued

High Yield Variable Account

Restricted Securities - continued	Acquisition Date	Cost	Current Market Value
USI Holdings Corp., 9.75%, 2015	5/07/07 - 11/28/07	156,018	141,800
Wachovia Credit, CDO, FRN, 1.635%, 2026	6/08/06	250,000	10,000

Total Restricted Securities			$909,915

% of Net Assets			2.2%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLN	Credit-Linked Note
DIP	Debtor-in-Possession
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

High Yield Variable Account

Supplemental Information (Unaudited) 9/30/09

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the variable account’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the variable account’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the variable account’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the variable account’s net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the variable account’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the variable account’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the variable account’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the variable account could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the variable account determines its net asset value per share.

Various inputs are used in determining the value of the variable account's assets or liabilities carried at market value. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The variable account's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of September 30, 2009 in valuing the variable account's assets or liabilities carried at market value:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$599,720	$55,245	$3,244	$658,209
Non-U.S. Sovereign Debt	—	46,175	—	46,175
Corporate Bonds	—	30,989,119		30,989,119
Commercial Mortgage-Backed Securities	—	1,563,537	—	1,563,537
Asset-Backed Securities (including CDOs)	—	36,451	—	36,451
Foreign Bonds	—	2,701,525	—	2,701,525
Floating Rate Loans	—	2,594,389	—	2,594,389
Other Fixed Income Securities	—	188,982	—	188,982
Mutual Funds	1,011,346	—	—	1,011,346

Total Investments	$1,611,066	$38,175,423	$3,244	$39,789,733

Other Financial Instruments
Forward Currency Contracts	$—	$(561)	$—	$(561)

For further information regarding security characteristics, see the Portfolio of Investments.

High Yield Variable Account

Supplemental Information (Unaudited) 9/30/09 - continued

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of Level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 12/31/08	$—
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(1,937)
Net purchases (sales)	5,181
Transfers in and/or out of Level 3	—
Balance as of 9/30/09	$3,244

(2) Derivative Contracts at 9/30/09

Forward Foreign Currency Exchange Contracts at 9/30/09

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives
BUY	EUR	UBS AG	49,680	12/16/09	$73,012	$72,694	$(318)
SELL	EUR	UBS AG	267,751	12/16/09	391,539	391,782	(243)

							$(561)

At September 30, 2009, the variable account had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the variable account owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the variable account assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	—	10,448,459	(9,437,113)	1,011,346

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,393	$1,011,346

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: HIGH YIELD VARIABLE ACCOUNT

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: November 16, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)

Date: November 16, 2009

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: November 16, 2009

*	Print name and title of each signing officer under his or her signature.